SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-48863)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 47	[X]
and

REGISTRATION STATEMENT (811-7023) UNDER THE INVESTMENT COMPANY ACT
OF 1940

Amendment No. 49	[X]

VANGUARD VALLEY FORGE FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482

(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on February 27, 2012, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

It is proposed that this filing become effective on February 27, 2012, pursuant to
Rule (b)(1)(iii) of Rule 485. This Post-Effective Amendment is being made to extend the date of effectiveness for previously filed Post-Effective Amendment No. 46.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 16th day of February, 2012.

VANGUARD VALLEY FORGE FUNDS

BY:_________/s/ F. William McNabb III*____________

F. William McNabb III
Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/S/ F. WILLIAM MCNABB III*	Chairman and Chief Executive	February 16, 2012
Officer
F. William McNabb
/S/ EMERSON U. FULLWOOD*	Trustee	February 16, 2012
Emerson U. Fullwood
/S/ RAJIV L. GUPTA*	Trustee	February 16, 2012
Rajiv L. Gupta
/S/ AMY GUTMANN*	Trustee	February 16, 2012
Amy Gutmann
/S/ JOANN HEFFERNAN HEISEN*	Trustee	February 16, 2012
JoAnn Heffernan Heisen
/S/ F. JOSEPH LOUGHREY*	Trustee	February 16, 2012
F. Joseph Loughrey
/S/ ANDRÉ F. PEROLD*	Trustee	February 16, 2012
André F. Perold
/S/ ALFRED M. RANKIN, JR.*	Trustee	February 16, 2012
Alfred M. Rankin, Jr.
/S/ PETER F. VOLANAKIS*	Trustee	February 16, 2012
Peter F. Volanakis
/S/ THOMAS J. HIGGINS*	Chief Financial Officer	February 16, 2012
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see File Number 33-23444, Incorporated by Reference.

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